GENERAL - Direct Subsidiaries (Details) - IDR (Rp) Rp in Billions			12 Months Ended
	Nov. 12, 2021	Nov. 10, 2021	Dec. 31, 2021	Dec. 31, 2020
Telkomsel
Direct/ Indirect subsidiaries
Percentage of ownership interest			65.00%	65.00%
Total assets before elimination			Rp 100,113	Rp 102,187
Mitratel
Direct/ Indirect subsidiaries
Percentage of ownership interest	71.87%	99.99%	72.00%	100.00%
Total assets before elimination			Rp 57,699	Rp 26,613
Metra
Direct/ Indirect subsidiaries
Percentage of ownership interest			100.00%	100.00%
Total assets before elimination			Rp 18,748	Rp 17,946
TELIN
Direct/ Indirect subsidiaries
Percentage of ownership interest			100.00%	100.00%
Total assets before elimination			Rp 10,139	Rp 12,182
GSD
Direct/ Indirect subsidiaries
Percentage of ownership interest			100.00%	100.00%
Total assets before elimination			Rp 5,881	Rp 6,148
Telkom Akses
Direct/ Indirect subsidiaries
Percentage of ownership interest			100.00%	100.00%
Total assets before elimination			Rp 4,973	Rp 4,336
Telkomsat
Direct/ Indirect subsidiaries
Percentage of ownership interest			100.00%	100.00%
Total assets before elimination			Rp 5,511	Rp 5,092
PINS
Direct/ Indirect subsidiaries
Percentage of ownership interest			100.00%	100.00%
Total assets before elimination			Rp 1,589	Rp 1,864
Pt Infrastructure Telekomunikasi
Direct/ Indirect subsidiaries
Percentage of ownership interest			100.00%	100.00%
Total assets before elimination			Rp 1,259	Rp 1,074
MetraNet
Direct/ Indirect subsidiaries
Percentage of ownership interest			100.00%	100.00%
Total assets before elimination			Rp 1,640	Rp 1,320
Pt Napsindo Primatel International
Direct/ Indirect subsidiaries
Percentage of ownership interest			60.00%	60.00%
Total assets before elimination			Rp 5	Rp 5
PT Sigma Tata Sadaya
Direct/ Indirect subsidiaries
Percentage of ownership interest			100.00%	100.00%
Total assets before elimination			Rp 2,107	Rp 0